LOANS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
LOANS, NET

NOTE 5. LOANS, NET

The Company’s loan portfolio consists of new and acquired loans. The Company classifies originated loans and purchased loans not acquired through business combinations as new loans (“New” loans). The Company classifies loans acquired through business combinations as acquired loans (“Acquired” loans). The acquired loan portfolio is segmented into “Covered Loans”, loans subject to loss sharing with the FDIC, and “Non-Covered Loans”, acquired loans without loss share reimbursement. Additionally, the new loan portfolio is classified as “Non-Covered Loans”. A portion of the acquired loan portfolio, both Covered and Non-Covered Loans, exhibited evidence of deterioration in credit quality since origination, and are accounted for under ASC 310-30. The remaining portfolio of acquired loans consists of loans that were not considered ASC 310-30 loans at acquisition and are classified as Non-ASC 310-30 loans. Approximately 10.0% and 15.9% of total portfolio loans are covered by loss sharing agreements with the FDIC as of June 30, 2014 and December 31, 2013, respectively.

The following tables summarize the Company’s loans by portfolio segment as of the periods presented, net of deferred fees:

	Covered Loans		Non-Covered Loans
June 30, 2014	ASC 310-30 Loans	Non-ASC 310-30 Loans	ASC 310-30 Loans	Non-ASC 310-30 Loans	New Loans (1)	Total
	(Dollars in thousands)
Real estate loans:
Commercial real estate (2)	$185,097	$9,207	$228,057	$81,454	$892,999	$1,396,814
1-4 single family residential	41,813	7,952	56,989	103,104	523,987	733,845
Construction, land and development	23,057	—	53,153	8,077	123,169	207,456
Home equity loans and lines of credit	—	10,835	—	46,091	9,631	66,557

Total real estate loans	$249,967	$27,994	$338,199	$238,726	$1,549,786	$2,404,672

Other loans:
Commercial and industrial	$43,293	$4,377	$38,151	$12,142	$753,984	$851,947
Consumer	850	42	2,495	1,079	2,567	7,033

Total other loans	44,143	4,419	40,646	13,221	756,551	858,980

Total loans held in portfolio	$294,110	$32,413	$378,845	$251,947	$2,306,337	$3,263,652

Allowance for loan losses						(17,884)

Loans held in portfolio, net						$3,245,768

	Covered Loans		Non-Covered Loans
December 31, 2013	ASC 310-30 Loans	Non-ASC 310-30 Loans	ASC 310-30 Loans	Non-ASC 310-30 Loans	New Loans (1)	Total
	(Dollars in thousands)
Real estate loans:
Commercial real estate (2)	$195,672	$10,175	$78,475	$2,530	$669,711	$956,563
1-4 single family residential	46,461	8,029	10,284	2,145	359,818	426,737
Construction, land and development	36,727	—	19,209	—	75,666	131,602
Home equity loans and lines of credit	—	10,773	—	1,225	19,303	31,301

Total real estate loans	$278,860	$28,977	$107,968	$5,900	$1,124,498	$1,546,203

Other loans:
Commercial and industrial	$46,184	$4,286	$10,863	$754	$645,037	$707,124
Consumer	902	46	3,090	243	1,176	5,457

Total other loans	47,086	4,332	13,953	997	646,213	712,581

Total loans held in portfolio	$325,946	$33,309	$121,921	$6,897	$1,770,711	$2,258,784

Allowance for loan losses						(14,733)

Loans held in portfolio, net						$2,244,051

(1)	Balance includes $6.7 million and $6.4 million of net deferred fees and unamortized premiums as of June 30, 2014 and December 31, 2013, respectively.
(2)	Balance includes $230.5 million and $155.0 million of owner occupied commercial real estate loans as of June 30, 2014 and December 31, 2013, respectively.

At June 30, 2014 and December 31, 2013, the UPB of ASC 310-30 loans were $890.0 million and $628.5 million, respectively. At June 30, 2014 and December 31, 2013, the Company had pledged loans as collateral for FHLB advances with a carrying amount of $895.9 million and $741.9 million, respectively. The recorded investments of consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings are in process as of June 30, 2014 totaled $9.8 million. The Company held $505.7 million and $481.0 million of syndicated national loans as of June 30, 2014 and December 31, 2013, respectively.

During the three and six months ended June 30, 2014, the Company purchased approximately $71.2 million in residential mortgage loans from a third party. There were no residential mortgage loan purchases during the three or six months ended June 30, 2013.

During the three and six months ended June 30, 2014, the Company sold approximately $23.0 million in residential mortgage loans to a third party. There were no residential mortgage loan sales during the three or six months ended June 30, 2013.

The accretable discount on ASC 310-30 loans represents the amount by which the undiscounted expected cash flows on such loans exceed their carrying value. The increase in expected cash flow for certain ASC 310-30 loan pools resulted in the reclassification of $13.0 million and $11.5 million in non-accretable difference to accretable discount during the six months ended June 30, 2014 and 2013, respectively. Changes in accretable discount for ASC 310-30 loans for the six months ended June 30, 2014 and 2013 were as follows:

	Six Months Ended June 30,
	2014	2013
	(Dollars in thousands)
Balance at January 1,	$148,501	$175,873
Additions to accretable discount from GFB acquisition	40,444	—
Accretion	(31,231)	(32,643)
Reclassifications from non-accretable difference	13,030	11,529

Balance at June 30,	$170,744	$154,759

NOTE 4. LOANS, NET

The Company’s loan portfolio consists of new and acquired loans. The acquired loan portfolio is segmented into “Covered Loans”, loans subject to loss sharing with the FDIC, and “Non-Covered Loans”, acquired loans without loss share reimbursement. Additionally, the organic loan portfolio is classified as “Non-Covered Loans”. A substantial portion of the acquired loan portfolio, both Covered and Non-Covered Loans, exhibited evidence of deterioration in credit quality since origination, and are accounted for under ASC 310-30. The remaining portfolio of acquired loans consists of loans that were not considered ASC 310-30 loans at acquisition and are classified as Non-ASC 310-30 loans. Approximately 15.9% and 35.3% of the total loan portfolio is covered by loss sharing agreements with the FDIC as of December 31, 2013 and 2012, respectively.

The following tables summarize the Company’s loans by portfolio segment at December 31, 2013 and 2012 (dollars in thousands):

	December 31, 2013
	Covered Loans		Non-Covered Loans			Total	Percent of Total
	ASC 310-30 Loans	Non-ASC 310-30 Loans	ASC 310-30 Loans	Non-ASC 310-30 Loans	New Loans
Real estate loans:
Commercial real estate	$195,672	$10,175	$78,475	$2,530	$671,090	$957,942	42.2%
1-4 single family residential	46,461	8,199	10,284	2,397	361,344	428,685	18.9%
Land and development	36,727	—	19,209	—	75,815	131,751	5.8%
Home equity loans and lines of credit	—	15,100	—	1,547	19,277	35,924	1.6%

Total real estate loans	278,860	33,474	107,968	6,474	1,127,526	1,554,302	68.5%

Other loans:
Commercial and industrial	46,184	4,286	10,863	754	648,421	710,508	31.3%
Consumer	902	46	3,090	243	1,173	5,454	0.2%

Total other loans	47,086	4,332	13,953	997	649,594	715,962	31.5%

Total loans held in portfolio	325,946	37,806	121,921	7,471	1,777,120	2,270,264	100.0%

Unearned discount, premium and deferred fees and costs, net	—	(4,497)	—	(574)	(6,409)	(11,480)

Total loans held in portfolio, net of discount, premium and deferred fees and costs	$325,946	$33,309	$121,921	$6,897	$1,770,711	$2,258,784

Allowance for loan losses						(14,733)

Loans held in portfolio, net						$2,244,051

	December 31, 2012
	Covered Loans		Non-Covered Loans			Total	Percent of Total
	ASC 310-30 Loans	Non-ASC 310-30 Loans	ASC 310-30 Loans	Non-ASC 310-30 Loans	New Loans
Real estate loans:
Commercial real estate	$237,349	$13,567	$93,868	$4,052	$306,053	$654,889	47.8%
1-4 single family residential	57,225	9,829	11,333	775	70,882	150,044	10.9%
Land and development	80,563	280	18,971	51	55,832	155,697	11.4%
Home equity loans and lines of credit	—	17,380	—	3,912	397	21,689	1.6%

Total real estate loans	375,137	41,056	124,172	8,790	433,164	982,319	71.7%

Other loans:
Commercial and industrial	57,634	6,967	15,261	1,293	296,483	377,638	27.5%
Consumer	3,396	80	5,010	247	2,481	11,214	0.8%

Total other loans	61,030	7,047	20,271	1,540	298,964	388,852	28.3%

Total loans held in portfolio	436,167	48,103	144,443	10,330	732,128	1,371,171	100.0%

Unearned discount, premium and deferred fees and costs, net	—	(6,094)	—	(1,308)	(2,455)	(9,857)

Total loans held in portfolio, net of discount, premium and deferred fees and costs	$436,167	$42,009	$144,443	$9,022	$729,673	$1,361,314

Allowance for loan losses						(18,949)

Loans held in portfolio, net						$1,342,365

At December 31, 2013 and 2012, the UPB of ASC 310-30 loans were $628.5 million and $851.1 million, respectively. At December 31, 2013 and 2012, the majority of outstanding loans were to customers domiciled in Florida (85.2% and 99.6%, respectively). At December 31, 2013 and 2012, the Company had pledged loans as collateral for FHLB advances with a carrying amount of $741.9 million and $154.1 million, respectively.

The accretable discount on ASC 310-30 loans represents the amount by which the undiscounted expected cash flows on such loans exceed their carrying value. The increase in expected cash flow for certain ASC 310-30 loan pools resulted in the reclassification of $34.8 million and $24.8 million in non-accretable difference to accretable discount during the years ended December 31, 2013 and 2012, respectively. Changes in accretable discount for ASC 310-30 loans for the years ended December 31, 2013 and 2012 were as follows (in thousands):

	2013	2012
Balance at beginning of year	$(175,873)	$(235,321)
Accretion	62,162	84,222
Reclassifications from non-accretable difference	(34,790)	(24,774)

Balance at end of year	$(148,501)	$(175,873)

The Company held $481.0 million and $260.5 million of syndicated national loans as of December 31, 2013 and 2012, respectively.